Long-Term Investments - Equity Investments with Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 8,541	$ 5,000
Cashido Corp. (Cashido)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	0.60%	0.60%
Vastview Technology, Corp. (Vastview)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	2.90%	2.90%
Deep Vision, Inc (Deep Vision)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 6,500	$ 5,000
Equity Investments Percentage of Ownership	14.40%	16.20%
BIWIN Storage Technology Corp.(BIWIN)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 2,041
Equity Investments Percentage of Ownership	0.30%